                              [NATIONWIDE(R) LOGO]

                                  NATIONWIDE(R)
                                  VLI SEPARATE
                                    ACCOUNT-3

                               SEMI-ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                  JUNE 30, 1999


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                              [NATIONWIDE(R) LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                    [PHOTO]


                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company, we are pleased to present the 1999 semi-annual report of the Nationwide VLI Separate Account-3.

Equity investments performed well during the first half of 1999 with the major market indices showing double-digit gains. Fixed income investments did not fare as well during this period in the face of the Federal Reserve's inflation cautiousness. The Fed is mindful of the resilient U.S. economy and the increasingly tight labor pool that portends future wage inflation. Accordingly, we have seen a ratcheting-up of short-term interest rates to dampen the momentum of the current expansion. How aggressively the Fed may react to the perceived inflation threat only adds uncertainty to the already jittery equity markets. Over the long term, however, a slower but sustainable rate of growth, with low inflation, provides a favorable environment for further advances in financial assets.

At mid-year, we are pleased to report that all the mission-critical systems used to service our variable annuity and variable life business have been internally inventoried, assessed and tested as being Year 2000 compliant. We are currently contacting our critical business partners to determine if they will be Year 2000 compliant. Contingency plans are being developed and are to be completed by the end of the third quarter. All these steps are being taken to assure that Nationwide Financial will be able to continue to serve your financial needs into the Year 2000 and beyond.

Thank you for selecting Nationwide Financial to help you achieve your financial planning and retirement savings goals. You have our commitment to provide the consistent, high quality service you expect and deserve.

                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                 August 19, 1999

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-3

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1999
                                   (UNAUDITED)

ASSETS:
   Investments at market value:
      American Century VP - American Century VP Advantage (ACVPAdv)
         72,223 shares (cost $444,270) ....................................................................    $    470,171
      American Century VP - American Century VP Balanced (ACVPBal)
         2,622 shares (cost $19,228) ......................................................................          19,323
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         5,559 shares (cost $54,262) ......................................................................          58,207
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         2,095 shares (cost $14,568) ......................................................................          15,587
      American Century VP - American Century VP International (ACVPInt)
         3,113 shares (cost $20,671) ......................................................................          25,468
      American Century VP - American Century VP Value (ACVPValue)
         1,190 shares (cost $8,259) .......................................................................           8,083
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         3,028 shares (cost $78,063) ......................................................................         106,116
      Dreyfus Stock Index Fund (DryStkIx)
         14,761 shares (cost $362,127) ....................................................................         533,034
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         6,172 shares (cost $203,011) .....................................................................         239,612
      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         372 shares (cost $8,270) .........................................................................           9,304
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         15,545 shares (cost $344,691) ....................................................................         423,590
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         18,222 shares (cost $629,911) ....................................................................         833,282
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         4,350 shares (cost $53,930) ......................................................................          49,109
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         1,059 shares (cost $19,836) ......................................................................          22,030
      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         5,980 shares (cost $96,518) ......................................................................         105,782
      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         23,112 shares (cost $428,845) ....................................................................         603,222
      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         510 shares (cost $11,278) ........................................................................          12,051
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         85 shares (cost $581) ............................................................................             588
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         300,531 shares (cost $4,284,574) .................................................................       8,919,768
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         165,218 shares (cost $1,843,025) .................................................................       1,838,877
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         77,388 shares (cost $77,389) .....................................................................          77,388

      Nationwide SAT - Small Company Fund (NSATSmCo)
         1,899 shares (cost $29,148) ......................................................................          32,726
      Nationwide SAT - Total Return Fund (NSATTotRe)
         1,010,413 shares (cost $12,338,385) ..............................................................      20,501,290
      Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
         88,956 shares (cost $1,380,506) ..................................................................       1,421,511
      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         2,281 shares (cost $58,872) ......................................................................          58,241
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         76 shares (cost $1,118) ..........................................................................           1,233
      Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         283 shares (cost $3,841) .........................................................................           3,703
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         7,092 shares (cost $137,733) .....................................................................         146,946
      Oppenheimer VAF - Bond Fund (OppBdFd)
         993 shares (cost $11,906) ........................................................................          11,421
      Oppenheimer VAF - Global Securities Fund (OppGISec)
         2,841 shares (cost $56,652) ......................................................................          68,144
      Oppenheimer VAF - Growth Fund (OppGro)
         575 shares (cost $21,002) ........................................................................          23,420
      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         597 shares (cost $9,287) .........................................................................          10,107
      Strong Opportunity Fund II, Inc. (StOpp2)
         6,899 shares (cost $136,780) .....................................................................         159,086
      Strong VIF - Strong Discovery Fund II (StDisc2)
         2,240 shares (cost $25,788) ......................................................................          22,942
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         801 shares (cost $8,334) .........................................................................           7,793
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         156 shares (cost $1,665) .........................................................................           1,677
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         826 shares (cost $9,011) .........................................................................           8,587
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         498 shares (cost $7,390) .........................................................................           5,329
      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         1,318 shares (cost $19,635) ......................................................................          18,300
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         2,051 shares (cost $23,786) ......................................................................          24,103
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         86 shares (cost $917) ............................................................................           1,139
      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         1,443 shares (cost $20,934) ......................................................................          24,652
                                                                                                               ------------
            Total assets ..................................................................................      36,922,942
ACCOUNTS PAYABLE ..........................................................................................           3,315
                                                                                                               ------------
CONTRACT OWNERS' EQUITY (NOTE 7) ..........................................................................    $ 36,919,627
                                                                                                               ============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)

                                                           TOTAL                                        ACVPADV
                                        ------------------------------------------   ------------------------------------------
                                             1999           1998           1997           1999           1998           1997
                                        ------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $    213,874        267,089        258,944         13,250         19,124         12,738
  Mortality and expense charges
    (note 3) .........................      (134,901)      (125,965)       (95,040)        (1,795)        (1,533)        (1,644)
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net investment activity ..........        78,973        141,124        163,904         11,455         17,591         11,094
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Proceeds from mutual fund
    shares sold ......................     2,288,210      1,231,676      1,163,656        533,951         37,353         36,548
  Cost of mutual funds sold ..........    (1,640,372)      (829,101)      (946,332)      (399,302)       (31,439)       (34,005)
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Realized gain (loss) on
      investments ....................       647,838        402,575        217,324        134,649          5,914          2,543
  Change in unrealized gain (loss)
    on investments ...................     2,264,752      3,125,717      3,235,166       (151,523)        (8,437)        (6,422)
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net gain (loss) on investments ...     2,912,590      3,528,292      3,452,490        (16,874)        (2,523)        (3,879)
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Reinvested capital gains ...........       217,525        482,670        179,051         31,451         71,956         44,788
                                        ------------   ------------   ------------   ------------   ------------   ------------
      Net change in contract
        owners' equity resulting
        from operations ..............     3,209,088      4,152,086      3,795,445         26,032         87,024         52,003
                                        ------------   ------------   ------------   ------------   ------------   ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,818,574      2,348,756      2,250,811         20,679         15,337         23,600
  Transfers between funds ............          --             --             --          (14,421)          --             --
  Surrenders .........................    (1,431,059)      (457,381)      (358,462)      (498,592)        (9,961)        (7,717)
  Death benefits (note 4) ............       (17,623)      (124,773)          (997)          --          (10,264)          --
  Policy loans (net of repayments)
    (note 5) .........................      (422,365)      (466,674)      (366,612)        (4,870)        (5,222)       (18,660)
  Deductions for surrender charges
    (note 2d) ........................       (62,823)       (61,147)       (91,718)            (8)        (1,331)        (1,971)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........    (1,014,000)    (1,008,505)    (1,032,173)       (17,678)        (3,196)        (6,482)
                                        ------------   ------------   ------------   ------------   ------------   ------------
      Net equity transactions ........    (1,129,296)       230,276        400,849       (514,890)       (14,637)       (11,230)
                                        ------------   ------------   ------------   ------------   ------------   ------------
NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     2,079,792      4,382,362      4,196,294       (488,858)        72,387         40,773
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    34,839,835     29,309,606     22,702,681        958,986        856,191        810,992
                                        ------------   ------------   ------------   ------------   ------------   ------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................  $ 36,919,627     33,691,968     26,898,975        470,128        928,578        851,765
                                        ============   ============   ============   ============   ============   ============

                                                         ACVPBAL
                                        ------------------------------------------
                                             1999           1998           1997
                                        ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............           356            374            170
  Mortality and expense charges
    (note 3) .........................           (72)           (10)           (10)
                                        ------------   ------------   ------------
    Net investment activity ..........           284            364            160
                                        ------------   ------------   ------------

  Proceeds from mutual fund
    shares sold ......................           361          4,926            224
  Cost of mutual funds sold ..........          (346)        (4,313)          (212)
                                        ------------   ------------   ------------
    Realized gain (loss) on
      investments ....................            15            613             12
  Change in unrealized gain (loss)
    on investments ...................        (2,064)          (581)           503
                                        ------------   ------------   ------------
    Net gain (loss) on investments ...        (2,049)            32            515
                                        ------------   ------------   ------------
  Reinvested capital gains ...........         2,455          2,314            745
                                        ------------   ------------   ------------
      Net change in contract
        owners' equity resulting
        from operations ..............           690          2,710          1,420
                                        ------------   ------------   ------------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................           558           (101)         4,387
  Transfers between funds ............          --             --             --
  Surrenders .........................          --           (3,894)          (111)
  Death benefits (note 4) ............          --             --             --
  Policy loans (net of repayments)
    (note 5) .........................          --             --             --
  Deductions for surrender charges
    (note 2d) ........................          --             (521)           (28)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........          (383)          --             --
                                        ------------   ------------   ------------
      Net equity transactions ........           175         (4,516)         4,248
                                        ------------   ------------   ------------


NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................           865         (1,806)         5,668
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................        18,451         20,052         12,871
                                        ------------   ------------   ------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................        19,316         18,246         18,539
                                        ============   ============   ============

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)

                                                   ACVPCAPAP                       ACVPINCGR
                                        ------------------------------   ------------------------------
                                          1999       1998       1997       1999       1998      1997
                                        --------   --------   --------   --------   --------  --------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $   --         --         --            3       --        --
  Mortality and expense charges
    (note 3) .........................      (217)      (129)      (120)       (39)      --        --
                                        --------   --------   --------   --------   --------  --------
    Net investment activity ..........      (217)      (129)      (120)       (36)      --        --
                                        --------   --------   --------   --------   --------  --------

  Proceeds from mutual fund
    shares sold ......................     9,970     15,860      4,272      3,967       --        --
  Cost of mutual funds sold ..........   (11,195)   (18,875)    (5,022)    (3,891)      --        --
                                        --------   --------   --------   --------   --------  --------
    Realized gain (loss) on
      investments ....................    (1,225)    (3,015)      (750)        76       --        --
  Change in unrealized gain (loss)
    on investments ...................     9,756        532     (1,453)       860       --        --
                                        --------   --------   --------   --------   --------  --------
    Net gain (loss) on investments ...     8,531     (2,483)    (2,203)       936       --        --
                                        --------   --------   --------   --------   --------  --------
  Reinvested capital gains ...........      --        3,128      1,358       --         --        --
                                        --------   --------   --------   --------   --------  --------
      Net change in contract
        owners' equity resulting
        from operations ..............     8,314        516       (965)       900       --        --
                                        --------   --------   --------   --------   --------  --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,981     (3,621)    17,566        948       --        --
  Transfers between funds ............    (7,729)      --         --       14,197       --        --
  Surrenders .........................      --       (8,876)       (16)    (4,028)      --        --
  Death benefits (note 4) ............      --         --         --         --         --        --
  Policy loans (net of repayments)
    (note 5) .........................       367      5,439       (184)       439       --        --
  Deductions for surrender charges
    (note 2d) ........................      --       (1,187)        (4)      (271)      --        --
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........    (1,492)    (1,311)    (1,674)      (470)      --        --
                                        --------   --------   --------   --------   --------  --------
      Net equity transactions ........    (6,873)    (9,556)    15,688     10,815       --        --
                                        --------   --------   --------   --------   --------  --------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     1,441     (9,040)    14,723     11,715       --        --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    56,798     68,695     53,753      3,878       --        --
                                        --------   --------   --------   --------   --------  --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................  $ 58,239     59,655     68,476     15,593       --        --
                                        ========   ========   ========   ========   ========  ========

                                                     ACVPINT
                                        ------------------------------
                                           1999       1998       1997
                                        --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............      --          162        233
  Mortality and expense charges
    (note 3) .........................       (99)       (33)       (26)
                                        --------   --------   --------
    Net investment activity ..........       (99)       129        207
                                        --------   --------   --------

  Proceeds from mutual fund
    shares sold ......................    12,103      2,770      6,017
  Cost of mutual funds sold ..........    (8,732)    (2,158)    (5,239)
                                        --------   --------   --------
    Realized gain (loss) on
      investments ....................     3,371        612        778
  Change in unrealized gain (loss)
    on investments ...................    (1,389)     4,104      2,848
                                        --------   --------   --------
    Net gain (loss) on investments ...     1,982      4,716      3,626
                                        --------   --------   --------
  Reinvested capital gains ...........      --        1,666        451
                                        --------   --------   --------
      Net change in contract
        owners' equity resulting
        from operations ..............     1,883      6,511      4,284
                                        --------   --------   --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,342      1,005       (942)
  Transfers between funds ............    (1,775)      --         --
  Surrenders .........................      --       (1,778)      --
  Death benefits (note 4) ............      --         --         --
  Policy loans (net of repayments)
    (note 5) .........................    (9,312)       175       --
  Deductions for surrender charges
    (note 2d) ........................      --         (238)      --
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........    (1,256)      (607)      (572)
                                        --------   --------   --------
      Net equity transactions ........   (11,001)    (1,443)    (1,514)
                                        --------   --------   --------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................    (9,118)     5,068      2,770
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    34,574     27,751     24,852
                                        --------   --------   --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................    25,456     32,819     27,622
                                        ========   ========   ========

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)

                                                   ACVPVALUE                        DRYSRGRO
                                        ------------------------------  -------------------------------
                                          1999       1998       1997      1999       1998       1997
                                        --------   --------   --------  --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $     68       --         --        --         --         --
  Mortality and expense charges
    (note 3) .........................       (27)        (1)      --        (346)       (79)       (33)
                                        --------   --------   --------  --------   --------   --------
    Net investment activity ..........        41         (1)      --        (346)       (79)       (33)
                                        --------   --------   --------  --------   --------   --------

  Proceeds from mutual fund
    shares sold ......................       137       --         --       1,662      8,521       --
  Cost of mutual funds sold ..........      (155)      --         --        (859)    (5,506)      --
                                        --------   --------   --------  --------   --------   --------
    Realized gain (loss) on
      investments ....................       (18)      --         --         803      3,015       --
  Change in unrealized gain (loss)
    on investments ...................       234       (377)      --      10,110      5,224      5,671
                                        --------   --------   --------  --------   --------   --------
    Net gain (loss) on investments ...       216       (377)      --      10,913      8,239      5,671
                                        --------   --------   --------  --------   --------   --------
  Reinvested capital gains ...........       642          5       --        --         --         --
                                        --------   --------   --------  --------   --------   --------
      Net change in contract
        owners' equity resulting
        from operations ..............       899       (373)      --      10,567      8,160      5,638
                                        --------   --------   --------  --------   --------   --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       781      6,329       --       5,105     14,002      7,270
  Transfers between funds ............      --         --         --      22,941       --         --
  Surrenders .........................      --         --         --        (352)   (10,248)       (27)
  Death benefits (note 4) ............      --         --         --        --         --         --
  Policy loans (net of repayments)
    (note 5) .........................      --         --         --           4      7,203       --
  Deductions for surrender charges
    (note 2d) ........................      --         --         --         (24)    (1,371)        (7)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........      (150)      --         --      (2,064)      --         (487)
                                        --------   --------   --------  --------   --------   --------
      Net equity transactions ........       631      6,329       --      25,610      9,586      6,749
                                        --------   --------   --------  --------   --------   --------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     1,530      5,956       --      36,177     17,746     12,387
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................     6,543       --         --      69,959     42,855     30,638
                                        --------   --------   --------  --------   --------   --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................  $  8,073      5,956       --     106,136     60,601     43,025
                                        ========   ========   ========  ========   ========   ========

                                                    DRYSTKIX
                                        ------------------------------
                                          1999       1998       1997
                                        --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............     2,739      2,456      2,254
  Mortality and expense charges
    (note 3) .........................    (1,877)    (1,100)      (730)
                                        --------   --------   --------
    Net investment activity ..........       862      1,356      1,524
                                        --------   --------   --------


  Proceeds from mutual fund
    shares sold ......................    18,960     27,750      4,881
  Cost of mutual funds sold ..........    (9,295)   (15,913)    (3,519)
                                        --------   --------   --------
    Realized gain (loss) on
      investments ....................     9,665     11,837      1,362
  Change in unrealized gain (loss)
    on investments ...................    41,033     43,067     44,930
                                        --------   --------   --------
    Net gain (loss) on investments ...    50,698     54,904     46,292
                                        --------   --------   --------
  Reinvested capital gains ...........     2,126        589       --
                                        --------   --------   --------
      Net change in contract
        owners' equity resulting
        from operations ..............    53,686     56,849     47,816
                                        --------   --------   --------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................    26,926     39,514     73,557
  Transfers between funds ............    35,912       --         --
  Surrenders .........................   (12,557)      (163)      (423)
  Death benefits (note 4) ............      --         --         --
  Policy loans (net of repayments)
    (note 5) .........................     4,796    (29,943)      (121)
  Deductions for surrender charges
    (note 2d) ........................      (846)       (22)      (108)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........   (12,214)    (1,115)      (541)
                                        --------   --------   --------
      Net equity transactions ........    42,017      8,271     72,364
                                        --------   --------   --------


NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................    95,703     65,120    120,180
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................   437,299    330,407    197,570
                                        --------   --------   --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................   533,002    395,527    317,750
                                        ========   ========   ========

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                  (UNAUDITED)

                                                     DRYCAPAP                          DRYGRINC
                                        ---------------------------------  ---------------------------------
                                           1999        1998        1997       1999        1998        1997
                                        ---------   ---------   ---------  ---------   ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $      12           1        --           36          22          10
  Mortality and expense charges
    (note 3) .........................       (856)         (5)       --          (31)         (2)       --
                                        ---------   ---------   ---------  ---------   ---------   ---------
    Net investment activity ..........       (844)         (4)       --            5          20          10
                                        ---------   ---------   ---------  ---------   ---------   ---------

  Proceeds from mutual fund
    shares sold ......................      1,148       8,403        --          238         571         523
  Cost of mutual funds sold ..........       (892)     (7,587)       --         (232)       (588)       (540)
                                        ---------   ---------   ---------  ---------   ---------   ---------
    Realized gain (loss) on
      investments ....................        256         816        --            6         (17)        (17)
  Change in unrealized gain (loss)
    on investments ...................     15,571       1,181        --          846         (83)         37
                                        ---------   ---------   ---------  ---------   ---------   ---------
    Net gain (loss) on investments ...     15,827       1,997        --          852        (100)         20
                                        ---------   ---------   ---------  ---------   ---------   ---------
  Reinvested capital gains ...........       --             3        --         --            67          14
                                        ---------   ---------   ---------  ---------   ---------   ---------
      Net change in contract
        owners' equity resulting
        from operations ..............     14,983       1,996        --          857         (13)         44
                                        ---------   ---------   ---------  ---------   ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      4,802      (3,197)       --          924       5,791         999
  Transfers between funds ............     18,542        --          --          575        --          --
  Surrenders .........................       (273)       --          --         --          (484)       --
  Death benefits (note 4) ............       --          --          --         --          --          --
  Policy loans (net of repayments)
    (note 5) .........................        308        --          --         --          --          --
  Deductions for surrender charges
    (note 2d) ........................        (18)       --          --         --           (65)       --
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........     (1,402)       (213)       --         (400)       --          --
                                        ---------   ---------   ---------  ---------   ---------   ---------
      Net equity transactions ........     21,959      (3,410)       --        1,099       5,242         999
                                        ---------   ---------   ---------  ---------   ---------   ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     36,942      (1,414)       --        1,956       5,229       1,043
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    202,644      10,431        --        7,357         841        --
                                        ---------   ---------   ---------  ---------   ---------   ---------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................  $ 239,586       9,017        --        9,313       6,070       1,043
                                        =========   =========   =========  =========   =========   =========

                                                     FIDVIPEI
                                        ---------------------------------
                                           1999        1998        1997
                                        ---------   ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............      6,187       6,967       6,340
  Mortality and expense charges
    (note 3) .........................     (1,599)     (1,694)     (1,172)
                                        ---------   ---------   ---------
    Net investment activity ..........      4,588       5,273       5,168
                                        ---------   ---------   ---------


  Proceeds from mutual fund
    shares sold ......................     57,934       5,728       5,104
  Cost of mutual funds sold ..........    (45,097)     (4,303)     (4,437)
                                        ---------   ---------   ---------
    Realized gain (loss) on
      investments ....................     12,837       1,425         667
  Change in unrealized gain (loss)
    on investments ...................     17,428      19,474      21,176
                                        ---------   ---------   ---------
    Net gain (loss) on investments ...     30,265      20,899      21,843
                                        ---------   ---------   ---------
  Reinvested capital gains ...........     13,676      24,794      31,876
                                        ---------   ---------   ---------
      Net change in contract
        owners' equity resulting
        from operations ..............     48,529      50,966      58,887
                                        ---------   ---------   ---------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     17,619      40,894     172,915
  Transfers between funds ............    (41,351)       --          --
  Surrenders .........................    (11,636)       (441)       --
  Death benefits (note 4) ............       --          --          --
  Policy loans (net of repayments)
    (note 5) .........................      5,070      (1,029)       (721)
  Deductions for surrender charges
    (note 2d) ........................       (784)        (59)       --
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........    (11,516)     (7,920)    (11,456)
                                        ---------   ---------   ---------
      Net equity transactions ........    (42,598)     31,445     160,738
                                        ---------   ---------   ---------


NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      5,931      82,411     219,625
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    417,611     495,985     239,464
                                        ---------   ---------   ---------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................    423,542     578,396     459,089
                                        =========   =========   =========

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)

                                                   FIDVIPGR                             FIDVIPHI
                                        ---------------------------------   ----------------------------------
                                          1999        1998        1997        1999        1998        1997
                                        ---------   ---------   ---------   ---------   ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $   1,154       2,130       2,197       4,513       4,477       2,716
  Mortality and expense charges
    (note 3) .........................     (2,867)     (1,624)     (1,316)       (196)        (82)        (74)
                                        ---------   ---------   ---------   ---------   ---------   ---------
    Net investment activity ..........     (1,713)        506         881       4,317       4,395       2,642
                                        ---------   ---------   ---------   ---------   ---------   ---------

  Proceeds from mutual fund
    shares sold ......................     17,254      16,094      10,190      11,804      10,434       3,987
  Cost of mutual funds sold ..........    (12,043)    (13,027)     (9,545)    (12,013)     (9,462)     (3,950)
                                        ---------   ---------   ---------   ---------   ---------   ---------
    Realized gain (loss) on
      investments ....................      5,211       3,067         645        (209)        972          37
  Change in unrealized gain (loss)
    on investments ...................     18,087      19,351      33,855        (492)     (5,310)         54
                                        ---------   ---------   ---------   ---------   ---------   ---------
    Net gain (loss) on investments ...     23,298      22,418      34,500        (701)     (4,338)         91
                                        ---------   ---------   ---------   ---------   ---------   ---------
  Reinvested capital gains ...........     72,571      55,712       9,833         169       2,845         336
                                        ---------   ---------   ---------   ---------   ---------   ---------
      Net change in contract
        owners' equity resulting
        from operations ..............     94,156      78,636      45,214       3,785       2,902       3,069
                                        ---------   ---------   ---------   ---------   ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     41,935      31,824      42,147       2,459         168       6,922
  Transfers between funds ............    110,155        --          --       (10,750)       --          --
  Surrenders .........................    (18,095)     (9,551)       (285)       --          (391)       (128)
  Death benefits (note 4) ............       --          --          --          --          --          --
  Policy loans (net of repayments)
    (note 5) .........................        405       2,133        (259)       (822)       (433)     (2,742)
  Deductions for surrender charges
    (note 2d) ........................     (1,219)     (1,278)        (73)       --           (52)        (52)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........    (20,560)     (4,848)     (4,666)     (1,421)     (1,783)     (1,698)
                                        ---------   ---------   ---------   ---------   ---------   ---------
      Net equity transactions ........    112,621      18,280      36,864     (10,534)     (2,491)      2,302
                                        ---------   ---------   ---------   ---------   ---------   ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................    206,777      96,916      82,078      (6,749)        411       5,371
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    626,463     416,421     311,789      55,873      58,539      37,907
                                        ---------   ---------   ---------   ---------   ---------   ---------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................  $ 833,240     513,337     393,867      49,124      58,950      43,278
                                        =========   =========   =========   =========   =========   =========

                                                     FIDVIPOV
                                        ---------------------------------
                                           1999        1998        1997
                                        ---------   ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............        343         335         360
  Mortality and expense charges
    (note 3) .........................        (85)        (16)        (33)
                                        ---------   ---------   ---------
    Net investment activity ..........        258         319         327
                                        ---------   ---------   ---------


  Proceeds from mutual fund
    shares sold ......................      2,549         757       6,022
  Cost of mutual funds sold ..........     (2,252)       (634)     (5,462)
                                        ---------   ---------   ---------
    Realized gain (loss) on
      investments ....................        297         123         560
  Change in unrealized gain (loss)
    on investments ...................        423       1,298         586
                                        ---------   ---------   ---------
    Net gain (loss) on investments ...        720       1,421       1,146
                                        ---------   ---------   ---------
  Reinvested capital gains ...........        554         987       1,428
                                        ---------   ---------   ---------
      Net change in contract
        owners' equity resulting
        from operations ..............      1,532       2,727       2,901
                                        ---------   ---------   ---------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      1,842       1,417        (749)
  Transfers between funds ............       (905)       --          --
  Surrenders .........................     (2,958)       --           (79)
  Death benefits (note 4) ............       --          --          --
  Policy loans (net of repayments)
    (note 5) .........................      1,515        (832)     (2,300)
  Deductions for surrender charges
    (note 2d) ........................       (199)       --           (20)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........       (620)       (324)       (585)
                                        ---------   ---------   ---------
      Net equity transactions ........     (1,325)        261      (3,733)
                                        ---------   ---------   ---------


NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        207       2,988        (832)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................     21,834      17,383      19,938
                                        ---------   ---------   ---------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................     22,041      20,371      19,106
                                        =========   =========   =========

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)

                                                     FIDVIPAM                           FIDVIPCON
                                        ---------------------------------   ---------------------------------
                                           1999        1998        1997        1999        1998        1997
                                        ---------   ---------   ---------   ---------   ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $   3,167       4,043       3,614       2,438       2,496       2,011
  Mortality and expense charges
    (note 3) .........................       (392)       (188)       (196)     (2,146)     (1,141)       (678)
                                        ---------   ---------   ---------   ---------   ---------   ---------
    Net investment activity ..........      2,775       3,855       3,418         292       1,355       1,333
                                        ---------   ---------   ---------   ---------   ---------   ---------

  Proceeds from mutual fund
    shares sold ......................      2,309      19,485       7,398      18,050      18,884       1,261
  Cost of mutual funds sold ..........     (2,059)    (17,426)     (7,119)     (9,887)    (12,347)     (1,050)
                                        ---------   ---------   ---------   ---------   ---------   ---------
    Realized gain (loss) on
      investments ....................        250       2,059         279       8,163       6,537         211
  Change in unrealized gain (loss)
    on investments ...................     (2,099)     (6,904)        445      29,988      32,349      19,908
                                        ---------   ---------   ---------   ---------   ---------   ---------
    Net gain (loss) on investments ...     (1,849)     (4,845)        724      38,151      38,886      20,119
                                        ---------   ---------   ---------   ---------   ---------   ---------
  Reinvested capital gains ...........      4,012      12,128       9,065      17,876      18,366       5,315
                                        ---------   ---------   ---------   ---------   ---------   ---------
      Net change in contract
        owners' equity resulting
        from operations ..............      4,938      11,138      13,207      56,319      58,607      26,767
                                        ---------   ---------   ---------   ---------   ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................        790      10,486      25,549      19,635       5,913     152,706
  Transfers between funds ............      7,158        --          --        60,672        --          --
  Surrenders .........................       --          --          --        (3,297)       (551)       (112)
  Death benefits (note 4) ............       --          --          --          --          --          --
  Policy loans (net of repayments)
    (note 5) .........................       (190)    (17,821)        (11)    (11,328)     (3,470)       (514)
  Deductions for surrender charges
    (note 2d) ........................       --          --          --          (222)        (74)        (29)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........     (2,275)     (1,771)     (1,369)     (7,268)       (895)     (1,181)
                                        ---------   ---------   ---------   ---------   ---------   ---------
      Net equity transactions ........      5,483      (9,106)     24,169      58,192         923     150,870
                                        ---------   ---------   ---------   ---------   ---------   ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     10,421       2,032      37,376     114,511      59,530     177,637
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................     95,340     121,091     102,479     488,648     352,512     117,335
                                        ---------   ---------   ---------   ---------   ---------   ---------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................  $ 105,761     123,123     139,855     603,159     412,042     294,972
                                        =========   =========   =========   =========   =========   =========

                                                   FIDVIPGROP
                                        --------------------------------
                                           1999        1998       1997
                                        ---------   ---------  ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............         85           9       --
  Mortality and expense charges
    (note 3) .........................        (35)       --         --
                                        ---------   ---------  ---------
    Net investment activity ..........         50           9       --
                                        ---------   ---------  ---------


  Proceeds from mutual fund
    shares sold ......................      6,533        --         --
  Cost of mutual funds sold ..........     (5,907)       --         --
                                        ---------   ---------  ---------
    Realized gain (loss) on
      investments ....................        626        --         --
  Change in unrealized gain (loss)
    on investments ...................       (136)        144       --
                                        ---------   ---------  ---------
    Net gain (loss) on investments ...        490         144       --
                                        ---------   ---------  ---------
  Reinvested capital gains ...........        160          33       --
                                        ---------   ---------  ---------
      Net change in contract
        owners' equity resulting
        from operations ..............        700         186       --
                                        ---------   ---------  ---------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      1,576       2,985       --
  Transfers between funds ............      4,979        --         --
  Surrenders .........................     (3,125)       --         --
  Death benefits (note 4) ............       --          --         --
  Policy loans (net of repayments)
    (note 5) .........................        665        --         --
  Deductions for surrender charges
    (note 2d) ........................       (210)       --         --
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........       (605)       --         --
                                        ---------   ---------  ---------
      Net equity transactions ........      3,280       2,985       --
                                        ---------   ---------  ---------


NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      3,980       3,171       --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................      8,074        --         --
                                        ---------   ---------  ---------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................     12,054       3,171       --
                                        =========   =========  =========

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)

                                                       MSEMMKT                             NSATCAPAP
                                        -----------------------------------  ------------------------------------
                                           1999         1998        1997        1999         1998         1997
                                        ----------   ----------  ----------  ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $     --           --          --        23,072       30,957       27,279
  Mortality and expense charges
    (note 3) .........................          (1)        --          --       (31,615)     (28,272)     (20,103)
                                        ----------   ----------  ----------  ----------   ----------   ----------
    Net investment activity ..........          (1)        --          --        (8,543)       2,685        7,176
                                        ----------   ----------  ----------  ----------   ----------   ----------

  Proceeds from mutual fund
    shares sold ......................        --           --          --       189,807      223,261      111,889
  Cost of mutual funds sold ..........        --           --          --       (74,473)     (97,042)     (67,455)
                                        ----------   ----------  ----------  ----------   ----------   ----------
    Realized gain (loss) on
      investments ....................        --           --          --       115,334      126,219       44,434
  Change in unrealized gain (loss)
    on investments ...................           7         --          --       813,758    1,043,364      871,961
                                        ----------   ----------  ----------  ----------   ----------   ----------
    Net gain (loss) on investments ...           7         --          --       929,092    1,169,583      916,395
                                        ----------   ----------  ----------  ----------   ----------   ----------
  Reinvested capital gains ...........        --           --          --          --           --           --
                                        ----------   ----------  ----------  ----------   ----------   ----------
      Net change in contract
        owners' equity resulting
        from operations ..............           6         --          --       920,549    1,172,268      923,571
                                        ----------   ----------  ----------  ----------   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................          12         --          --       400,602      351,333      306,021
  Transfers between funds ............         576         --          --        63,268         --           --
  Surrenders .........................        --           --          --      (127,917)     (90,711)     (53,827)
  Death benefits (note 4) ............        --           --          --        (9,070)     (52,012)        --
  Policy loans (net of repayments)
    (note 5) .........................        --           --          --       (92,436)    (105,770)     (80,566)
  Deductions for surrender charges
    (note 2d) ........................        --           --          --        (8,617)     (12,134)     (13,770)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........          (4)        --          --      (216,756)     (66,598)     (61,700)
                                        ----------   ----------  ----------  ----------   ----------   ----------
      Net equity transactions ........         584         --          --         9,074       24,108       96,158
                                        ----------   ----------  ----------  ----------   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................         590         --          --       929,623    1,196,376    1,019,729
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................        --           --          --     7,989,325    6,211,213    4,503,820
                                        ----------   ----------  ----------  ----------   ----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................  $      590         --          --     8,918,948    7,407,589    5,523,549
                                        ==========   ==========  ==========  ==========   ==========   ==========

                                                     NSATGVTBD
                                        ------------------------------------
                                           1999         1998         1997
                                        ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............      50,067       50,984       46,051
  Mortality and expense charges
    (note 3) .........................      (7,373)      (7,216)      (5,948)
                                        ----------   ----------   ----------
    Net investment activity ..........      42,694       43,768       40,103
                                        ----------   ----------   ----------


  Proceeds from mutual fund
    shares sold ......................     139,827      125,501      127,942
  Cost of mutual funds sold ..........    (128,713)    (117,427)    (131,920)
                                        ----------   ----------   ----------
    Realized gain (loss) on
      investments ....................      11,114        8,074       (3,978)
  Change in unrealized gain (loss)
    on investments ...................    (103,673)       9,402       (1,358)
                                        ----------   ----------   ----------
    Net gain (loss) on investments ...     (92,559)      17,476       (5,336)
                                        ----------   ----------   ----------
  Reinvested capital gains ...........        --           --           --
                                        ----------   ----------   ----------
      Net change in contract
        owners' equity resulting
        from operations ..............     (49,865)      61,244       34,767
                                        ----------   ----------   ----------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     110,956      358,741      231,470
  Transfers between funds ............     (72,672)        --           --
  Surrenders .........................     (47,300)     (28,681)     (23,879)
  Death benefits (note 4) ............        --           --           --
  Policy loans (net of repayments)
    (note 5) .........................      (6,094)      (3,251)     (19,789)
  Deductions for surrender charges
    (note 2d) ........................      (3,187)      (3,837)      (6,109)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........     (71,143)    (204,130)    (234,709)
                                        ----------   ----------   ----------
      Net equity transactions ........     (89,440)     118,842      (53,016)
                                        ----------   ----------   ----------


NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................    (139,305)     180,086      (18,249)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................   1,977,998    1,636,721    1,487,699
                                        ----------   ----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................   1,838,693    1,816,807    1,469,450
                                        ==========   ==========   ==========

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)

                                                        NSATMYMKT                                 NSATSMCO
                                        ---------------------------------------   ---------------------------------------
                                            1999          1998          1997          1999          1998          1997
                                        -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $     2,386         8,974         9,438          --            --            --
  Mortality and expense charges
    (note 3) .........................         (378)         (926)       (1,046)         (127)         (121)         (102)
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Net investment activity ..........        2,008         8,048         8,392          (127)         (121)         (102)
                                        -----------   -----------   -----------   -----------   -----------   -----------

  Proceeds from mutual fund
    shares sold ......................      315,050        33,331        95,007        13,971         2,308         1,266
  Cost of mutual funds sold ..........     (315,050)      (33,331)      (95,007)      (12,698)       (1,819)       (1,301)
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Realized gain (loss) on
      investments ....................         --            --            --           1,273           489           (35)
  Change in unrealized gain (loss)
    on investments ...................         --            --            --             458         3,342         4,947
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Net gain (loss) on investments ...         --            --            --           1,731         3,831         4,912
                                        -----------   -----------   -----------   -----------   -----------   -----------
  Reinvested capital gains ...........         --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
      Net change in contract
        owners' equity resulting
        from operations ..............        2,008         8,048         8,392         1,604         3,710         4,810
                                        -----------   -----------   -----------   -----------   -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       13,606        24,303         2,942         3,859         6,644        15,357
  Transfers between funds ............       (6,777)         --            --         (12,805)         --            --
  Surrenders .........................     (227,277)       (2,637)       (4,417)         --            (896)          (26)
  Death benefits (note 4) ............         --            --            --            --            --            --
  Policy loans (net of repayments)
    (note 5) .........................       (8,808)         (292)       (3,517)         (941)         (992)       (2,185)
  Deductions for surrender charges
    (note 2d) ........................      (15,310)         (353)         (992)         --            (120)           (7)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........       (5,226)      (46,468)      (51,479)       (1,339)           (3)         --
                                        -----------   -----------   -----------   -----------   -----------   -----------
      Net equity transactions ........     (249,792)      (25,447)      (57,463)      (11,226)        4,633        13,139
                                        -----------   -----------   -----------   -----------   -----------   -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     (247,784)      (17,399)      (49,071)       (9,622)        8,343        17,949
CONTRACT OWNERS' EQUITY
   BEGINNING OF PERIOD ...............      325,058       352,121       397,333        42,336        60,766        40,021
                                        -----------   -----------   -----------   -----------   -----------   -----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................  $    77,274       334,722       348,262        32,714        69,109        57,970
                                        ===========   ===========   ===========   ===========   ===========   ===========

                                                      NSATTOTRE
                                        ---------------------------------------
                                            1999          1998          1997
                                        -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............       75,418        97,584       118,776
  Mortality and expense charges
    (note 3) .........................      (75,142)      (74,849)      (55,922)
                                        -----------   -----------   -----------
    Net investment activity ..........          276        22,735        62,854
                                        -----------   -----------   -----------


  Proceeds from mutual fund
    shares sold ......................      744,939       489,854       617,922
  Cost of mutual funds sold ..........     (410,369)     (274,457)     (453,644)
                                        -----------   -----------   -----------
    Realized gain (loss) on
      investments ....................      334,570       215,397       164,278
  Change in unrealized gain (loss)
    on investments ...................    1,577,046     2,113,031     2,162,182
                                        -----------   -----------   -----------
    Net gain (loss) on investments ...    1,911,616     2,328,428     2,326,460
                                        -----------   -----------   -----------
  Reinvested capital gains ...........        8,697          --            --
                                        -----------   -----------   -----------
      Net change in contract
        owners' equity resulting
        from operations ..............    1,920,589     2,351,163     2,389,314
                                        -----------   -----------   -----------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................    1,009,437     1,324,807       995,334
  Transfers between funds ............     (114,365)         --            --
  Surrenders .........................     (427,994)     (243,041)     (247,702)
  Death benefits (note 4) ............       (8,553)      (62,497)         (997)
  Policy loans (net of repayments)
    (note 5) .........................     (263,204)     (274,872)     (199,241)
  Deductions for surrender charges
    (note 2d) ........................      (28,831)      (32,511)      (63,365)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........     (572,448)     (640,496)     (622,558)
                                        -----------   -----------   -----------
      Net equity transactions ........     (405,958)       71,390      (138,529)
                                        -----------   -----------   -----------


NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................    1,514,631     2,422,553     2,250,785
CONTRACT OWNERS' EQUITY
   BEGINNING OF PERIOD ...............   18,984,736    16,284,321    12,760,855
                                        -----------   -----------   -----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................   20,499,367    18,706,874    15,011,640
                                        ===========   ===========   ===========

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)

                                                         NBAMTBAL                                NBAMTGRO
                                        ---------------------------------------   ---------------------------------------
                                            1999          1998          1997          1999          1998          1997
                                        -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $    23,703        33,067        22,402          --            --            --
  Mortality and expense charges
    (note 3) .........................       (5,432)       (5,933)       (5,140)         (229)          (96)         (140)
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Net investment activity ..........       18,271        27,134        17,262          (229)          (96)         (140)
                                        -----------   -----------   -----------   -----------   -----------   -----------

  Proceeds from mutual fund
    shares sold ......................       77,456        97,691        73,853        10,232         6,551        14,209
  Cost of mutual funds sold ..........      (71,486)      (95,100)      (70,579)      (10,231)       (5,652)      (13,693)
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Realized gain (loss) on
      investments ....................        5,970         2,591         3,274             1           899           516
  Change in unrealized gain (loss)
    on investments ...................      (35,301)     (120,363)       51,808        (1,529)       (7,101)        4,446
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Net gain (loss) on investments ...      (29,331)     (117,772)       55,082        (1,528)       (6,202)        4,962
                                        -----------   -----------   -----------   -----------   -----------   -----------
  Reinvested capital gains ...........       35,116       232,254        57,499         3,161        15,182         4,858
                                        -----------   -----------   -----------   -----------   -----------   -----------
      Net change in contract
        owners' equity resulting
        from operations ..............       24,056       141,616       129,843         1,404         8,884         9,680
                                        -----------   -----------   -----------   -----------   -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       85,318        49,593        59,918         5,064         6,436          (430)
  Transfers between funds ............      (30,615)         --            --          (4,988)         --            --
  Surrenders .........................      (39,263)      (19,285)      (11,429)       (2,995)       (9,307)         (112)
  Death benefits (note 4) ............         --            --            --            --            --            --
  Policy loans (net of repayments)
    (note 5) .........................      (10,140)      (24,903)      (29,562)         (205)        6,583          (211)
  Deductions for surrender charges
    (note 2d) ........................       (2,645)       (2,580)       (2,924)         (202)       (1,245)          (29)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........      (47,291)      (22,072)      (26,688)       (2,323)       (1,891)       (1,790)
                                        -----------   -----------   -----------   -----------   -----------   -----------
      Net equity transactions ........      (44,636)      (19,247)      (10,685)       (5,649)          576        (2,572)
                                        -----------   -----------   -----------   -----------   -----------   -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      (20,580)      122,369       119,158        (4,245)        9,460         7,108
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    1,441,951     1,389,720     1,204,996        62,482        57,881        60,625
                                        -----------   -----------   -----------   -----------   -----------   -----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................  $ 1,421,371     1,512,089     1,324,154        58,237        67,341        67,733
                                        ===========   ===========   ===========   ===========   ===========   ===========

                                                      NBAMTGUARD
                                        --------------------------------------
                                            1999          1998         1997
                                        -----------   -----------  -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............         --            --           --
  Mortality and expense charges
    (note 3) .........................           (3)         --           --
                                        -----------   -----------  -----------
    Net investment activity ..........           (3)         --           --
                                        -----------   -----------  -----------


  Proceeds from mutual fund
    shares sold ......................          536          --           --
  Cost of mutual funds sold ..........         (505)         --           --
                                        -----------   -----------  -----------
    Realized gain (loss) on
      investments ....................           31          --           --
  Change in unrealized gain (loss)
    on investments ...................           86          --           --
                                        -----------   -----------  -----------
    Net gain (loss) on investments ...          117          --           --
                                        -----------   -----------  -----------
  Reinvested capital gains ...........         --            --           --
                                        -----------   -----------  -----------
      Net change in contract
        owners' equity resulting
        from operations ..............          114          --           --
                                        -----------   -----------  -----------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................           88          --           --
  Transfers between funds ............          533          --           --
  Surrenders .........................         --            --           --
  Death benefits (note 4) ............         --            --           --
  Policy loans (net of repayments)
    (note 5) .........................         --            --           --
  Deductions for surrender charges
    (note 2d) ........................         --            --           --
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........          (18)         --           --
                                        -----------   -----------  -----------
      Net equity transactions ........          603          --           --
                                        -----------   -----------  -----------


NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................          717          --           --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................          512          --           --
                                        -----------   -----------  -----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................        1,229          --           --
                                        ===========   ===========  ===========

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)

                                                   NBAMTLMAT                       NBAMTPART
                                        ------------------------------   ------------------------------
                                          1999       1998       1997       1999       1998       1997
                                        --------   --------   --------   --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $    225        645        516      1,540        542        209
  Mortality and expense charges
    (note 3) .........................       (16)        (5)        (9)      (528)      (345)      (138)
                                        --------   --------   --------   --------   --------   --------
    Net investment activity ..........       209        640        507      1,012        197         71
                                        --------   --------   --------   --------   --------   --------

  Proceeds from mutual fund
    shares sold ......................     8,370        397      2,951     26,687     21,721      1,982
  Cost of mutual funds sold ..........    (8,382)      (415)    (2,952)   (22,628)   (13,410)    (1,452)
                                        --------   --------   --------   --------   --------   --------
    Realized gain (loss) on
      investments ....................       (12)       (18)        (1)     4,059      8,311        530
  Change in unrealized gain (loss)
    on investments ...................      (172)      (372)      (224)     9,005    (17,571)     7,943
                                        --------   --------   --------   --------   --------   --------
    Net gain (loss) on investments ...      (184)      (390)      (225)    13,064     (9,260)     8,473
                                        --------   --------   --------   --------   --------   --------
  Reinvested capital gains ...........      --         --         --        2,679     17,062      3,214
                                        --------   --------   --------   --------   --------   --------
      Net change in contract
        owners' equity resulting
        from operations ..............        25        250        282     16,755      7,999     11,758
                                        --------   --------   --------   --------   --------   --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       750        558     (1,792)    12,403     44,811     30,917
  Transfers between funds ............      --         --         --      (12,877)      --         --
  Surrenders .........................      --         --         --          (83)    (8,728)       (28)
  Death benefits (note 4) ............      --         --         --         --         --         --
  Policy loans (net of repayments)
    (note 5) .........................    (7,954)         3       --        4,863    (12,815)    (1,227)
  Deductions for surrender charges
    (note 2d) ........................      --         --         --           (6)    (1,168)        (7)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........      (343)      --         --       (3,170)    (1,343)      (853)
                                        --------   --------   --------   --------   --------   --------
      Net equity transactions ........    (7,547)       561     (1,792)     1,130     20,757     28,802
                                        --------   --------   --------   --------   --------   --------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................    (7,522)       811     (1,510)    17,885     28,756     40,560
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    11,220     10,016     11,099    129,095    133,951     54,539
                                        --------   --------   --------   --------   --------   --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................  $  3,698     10,827      9,589    146,980    162,707     95,099
                                        ========   ========   ========   ========   ========   ========

                                                   OPPBDFD
                                        ------------------------------
                                          1999       1998       1997
                                        --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............       538         70        160
  Mortality and expense charges
    (note 3) .........................       (45)        (1)        (6)
                                        --------   --------   --------
    Net investment activity ..........       493         69        154
                                        --------   --------   --------


  Proceeds from mutual fund
    shares sold ......................       698        433      3,370
  Cost of mutual funds sold ..........      (685)      (423)    (3,323)
                                        --------   --------   --------
    Realized gain (loss) on
      investments ....................        13         10         47
  Change in unrealized gain (loss)
    on investments ...................      (799)        15        (90)
                                        --------   --------   --------
    Net gain (loss) on investments ...      (786)        25        (43)
                                        --------   --------   --------
  Reinvested capital gains ...........        52         63         17
                                        --------   --------   --------
      Net change in contract
        owners' equity resulting
        from operations ..............      (241)       157        128
                                        --------   --------   --------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,347         14     (2,617)
  Transfers between funds ............      --         --         --
  Surrenders .........................      --         --          (73)
  Death benefits (note 4) ............      --         --         --
  Policy loans (net of repayments)
    (note 5) .........................      --         (275)        (8)
  Deductions for surrender charges
    (note 2d) ........................      --         --          (19)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........      (932)      --         (315)
                                        --------   --------   --------
      Net equity transactions ........       415       (261)    (3,032)
                                        --------   --------   --------


NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       174       (104)    (2,904)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    11,242      4,084      7,961
                                        --------   --------   --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................    11,416      3,980      5,057
                                        ========   ========   ========

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)

                                                   OPPGISEC                          OPPGRO
                                        ------------------------------   ------------------------------
                                          1999       1998       1997       1999       1998       1997
                                        --------   --------   --------   --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $    715      1,229        476         45         23       --
  Mortality and expense charges
    (note 3) .........................      (244)       (65)       (55)       (61)        (1)      --
                                        --------   --------   --------   --------   --------   --------
    Net investment activity ..........       471      1,164        421        (16)        22       --
                                        --------   --------   --------   --------   --------   --------

  Proceeds from mutual fund
    shares sold ......................    11,857        450        486        294       --         --
  Cost of mutual funds sold ..........    (8,633)      (319)      (403)      (247)      --         --
                                        --------   --------   --------   --------   --------   --------
    Realized gain (loss) on
      investments ....................     3,224        131         83         47       --         --
  Change in unrealized gain (loss)
    on investments ...................     2,110      1,009      4,986      1,871        238       --
                                        --------   --------   --------   --------   --------   --------
    Net gain (loss) on investments ...     5,334      1,140      5,069      1,918        238       --
                                        --------   --------   --------   --------   --------   --------
  Reinvested capital gains ...........     2,005      4,626       --          490        280       --
                                        --------   --------   --------   --------   --------   --------
      Net change in contract
        owners' equity resulting
        from operations ..............     7,810      6,930      5,490      2,392        540       --
                                        --------   --------   --------   --------   --------   --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     3,943      4,055     19,639      1,258      3,479       --
  Transfers between funds ............         5       --         --       10,818       --         --
  Surrenders .........................    (3,037)      --          (38)      --         --         --
  Death benefits (note 4) ............      --         --         --         --         --         --
  Policy loans (net of repayments)
    (note 5) .........................    (7,732)      --         --          (68)      --         --
  Deductions for surrender charges
    (note 2d) ........................      (205)      --          (10)      --         --         --
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........    (1,509)      (775)      (540)      (529)      --         --
                                        --------   --------   --------   --------   --------   --------
      Net equity transactions ........    (8,535)     3,280     19,051     11,479      3,479       --
                                        --------   --------   --------   --------   --------   --------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      (725)    10,210     24,541     13,871      4,019       --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    68,885     56,530     22,931      9,566        502       --
                                        --------   --------   --------   --------   --------   --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................  $ 68,160     66,740     47,472     23,437      4,521       --
                                        ========   ========   ========   ========   ========   ========

                                           1999       1998       1997
                                        --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............       317         74         89
  Mortality and expense charges
    (note 3) .........................       (37)        (1)        (1)
                                        --------   --------   --------
    Net investment activity ..........       280         73         88
                                        --------   --------   --------


  Proceeds from mutual fund
    shares sold ......................        17       --           32
  Cost of mutual funds sold ..........       (14)      --          (30)
                                        --------   --------   --------
    Realized gain (loss) on
      investments ....................         3       --            2
  Change in unrealized gain (loss)
    on investments ...................        (2)        49        156
                                        --------   --------   --------
    Net gain (loss) on investments ...         1         49        158
                                        --------   --------   --------
  Reinvested capital gains ...........       458        431        159
                                        --------   --------   --------
      Net change in contract
        owners' equity resulting
        from operations ..............       739        553        405
                                        --------   --------   --------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       741        237      1,026
  Transfers between funds ............      --         --         --
  Surrenders .........................      --         --         --
  Death benefits (note 4) ............      --         --         --
  Policy loans (net of repayments)
    (note 5) .........................      --         --         --
  Deductions for surrender charges
    (note 2d) ........................      --         --         --
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........      (320)      --         --
                                        --------   --------   --------
      Net equity transactions ........       421        237      1,026
                                        --------   --------   --------


NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     1,160        790      1,431
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................     8,942      7,722      4,224
                                        --------   --------   --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................    10,102      8,512      5,655
                                        ========   ========   ========

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)

                                                      STOPP2                             STDISC2
                                        ---------------------------------   ---------------------------------
                                           1999        1998        1997        1999        1998        1997
                                        ---------   ---------   ---------   ---------   ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $    --            44         224        --          --          --
  Mortality and expense charges
    (note 3) .........................       (560)       (301)       (186)        (85)        (37)        (30)
                                        ---------   ---------   ---------   ---------   ---------   ---------
    Net investment activity ..........       (560)       (257)         38         (85)        (37)        (30)
                                        ---------   ---------   ---------   ---------   ---------   ---------

  Proceeds from mutual fund
    shares sold ......................      6,651       8,255       2,322       4,206      11,620       2,819
  Cost of mutual funds sold ..........     (5,062)     (5,887)     (2,091)     (4,681)    (10,017)     (3,367)
                                        ---------   ---------   ---------   ---------   ---------   ---------
    Realized gain (loss) on
      investments ....................      1,589       2,368         231        (475)      1,603        (548)
  Change in unrealized gain (loss)
    on investments ...................      8,957      (2,239)        400      (3,830)        259       1,524
                                        ---------   ---------   ---------   ---------   ---------   ---------
    Net gain (loss) on investments ...     10,546         129         631      (4,305)      1,862         976
                                        ---------   ---------   ---------   ---------   ---------   ---------
  Reinvested capital gains ...........     15,628      16,130       7,197       3,517         367        --
                                        ---------   ---------   ---------   ---------   ---------   ---------
      Net change in contract
        owners' equity resulting
        from operations ..............     25,614      16,002       7,866        (873)      2,192         946
                                        ---------   ---------   ---------   ---------   ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      8,527      15,531      21,749       1,206      (4,079)      6,752
  Transfers between funds ............     (5,286)       --          --         3,108        --          --
  Surrenders .........................       (280)     (3,409)       (937)       --        (1,612)        (96)
  Death benefits (note 4) ............       --          --          --          --          --          --
  Policy loans (net of repayments)
    (note 5) .........................       (534)     (4,423)     (1,521)      1,251        (239)       (195)
  Deductions for surrender charges
    (note 2d) ........................        (19)       (456)       (240)       --          (216)        (25)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........     (4,576)       (526)       (245)       (631)        (39)       (226)
                                        ---------   ---------   ---------   ---------   ---------   ---------
      Net equity transactions ........     (2,168)      6,717      18,806       4,934      (6,185)      6,210
                                        ---------   ---------   ---------   ---------   ---------   ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     23,446      22,719      26,672       4,061      (3,993)      7,156
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    135,650     115,087      59,160      18,874      32,100      15,722
                                        ---------   ---------   ---------   ---------   ---------   ---------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................  $ 159,096     137,806      85,832      22,935      28,107      22,878
                                        =========   =========   =========   =========   =========   =========

                                                    STINTSTK2
                                        ---------------------------------
                                           1999        1998        1997
                                        ---------   ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............         29         148         238
  Mortality and expense charges
    (note 3) .........................        (29)         (8)        (13)
                                        ---------   ---------   ---------
    Net investment activity ..........       --           140         225
                                        ---------   ---------   ---------


  Proceeds from mutual fund
    shares sold ......................      6,309         166         453
  Cost of mutual funds sold ..........     (7,881)       (187)       (448)
                                        ---------   ---------   ---------
    Realized gain (loss) on
      investments ....................     (1,572)        (21)          5
  Change in unrealized gain (loss)
    on investments ...................      2,468         688         596
                                        ---------   ---------   ---------
    Net gain (loss) on investments ...        896         667         601
                                        ---------   ---------   ---------
  Reinvested capital gains ...........       --          --           356
                                        ---------   ---------   ---------
      Net change in contract
        owners' equity resulting
        from operations ..............        896         807       1,182
                                        ---------   ---------   ---------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................        757       1,329       1,482
  Transfers between funds ............       --          --          --
  Surrenders .........................       --          --          --
  Death benefits (note 4) ............       --          --          --
  Policy loans (net of repayments)
    (note 5) .........................     (5,995)       --          --
  Deductions for surrender charges
    (note 2d) ........................       --          --          --
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........       (292)       (180)       (176)
                                        ---------   ---------   ---------
      Net equity transactions ........     (5,530)      1,149       1,306
                                        ---------   ---------   ---------


NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     (4,634)      1,956       2,488
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................     12,426      11,856      13,282
                                        ---------   ---------   ---------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................      7,792      13,812      15,770
                                        =========   =========   =========


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)

                                                  VEWRLDBD                     VEWRLDEMKT                    VEWRLDHAS
                                        ---------------------------   ---------------------------   ---------------------------
                                          1999      1998      1997      1999      1998      1997      1999      1998      1997
                                        -------   -------   -------   -------   -------   -------   -------   -------   -------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $    68        15        55      --          48         1        83        51       360
  Mortality and expense charges
    (note 3) .........................       (7)     --        --         (21)     --        --         (23)       (6)      (14)
                                        -------   -------   -------   -------   -------   -------   -------   -------   -------
    Net investment activity ..........       61        15        55       (21)       48         1        60        45       346
                                        -------   -------   -------   -------   -------   -------   -------   -------   -------

  Proceeds from mutual fund
    shares sold ......................       12       124        84     1,572     2,898       511     1,282     8,582     5,491
  Cost of mutual funds sold ..........      (11)     (124)      (89)   (2,316)   (4,179)     (522)   (2,289)   (9,427)   (6,150)
                                        -------   -------   -------   -------   -------   -------   -------   -------   -------
    Realized gain (loss) on
      investments ....................        1      --          (5)     (744)   (1,281)      (11)   (1,007)     (845)     (659)
  Change in unrealized gain (loss)
    on investments ...................     (223)       39       (66)    3,038      (422)    1,177     1,891    (1,829)     (258)
                                        -------   -------   -------   -------   -------   -------   -------   -------   -------
    Net gain (loss) on investments ...     (222)       39       (71)    2,294    (1,703)    1,166       884    (2,674)     (917)
                                        -------   -------   -------   -------   -------   -------   -------   -------   -------
  Reinvested capital gains ...........       30      --        --        --          43      --        --       1,261       487
                                        -------   -------   -------   -------   -------   -------   -------   -------   -------
      Net change in contract
        owners' equity resulting
        from operations ..............     (131)       54       (16)    2,273    (1,612)    1,167       944    (1,368)      (84)
                                        -------   -------   -------   -------   -------   -------   -------   -------   -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      186       (21)      (98)      239    (2,573)   11,378       659    (6,404)    4,893
  Transfers between funds ............     --        --        --       2,222      --        --        (698)     --        --
  Surrenders .........................     --        --        --        --        (278)     --        --        (229)     --
  Death benefits (note 4) ............     --        --        --        --        --        --        --        --        --
  Policy loans (net of repayments)
    (note 5) .........................     --        --        --        (187)     --        --        (594)   (1,486)   (4,988)
  Deductions for surrender charges
    (note 2d) ........................     --        --        --        --        --        --        --         (31)     (138)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........     (158)     --        --        (123)     --        --        (432)     --        --
                                        -------   -------   -------   -------   -------   -------   -------   -------   -------
      Net equity transactions ........       28       (21)      (98)    2,151    (2,851)   11,378    (1,065)   (8,150)     (233)
                                        -------   -------   -------   -------   -------   -------   -------   -------   -------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     (103)       33      (114)    4,424    (4,463)   12,545      (121)   (9,518)     (317)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    1,776     1,602     1,698     4,164     8,768      --       5,472    16,122    19,418
                                        -------   -------   -------   -------   -------   -------   -------   -------   -------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................  $ 1,673     1,635     1,584     8,588     4,305    12,545     5,351     6,604    19,101
                                        =======   =======   =======   =======   =======   =======   =======   =======   =======

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)

                                                   VKMSRESEC                        WPINTEQ
                                        ------------------------------   ------------------------------
                                          1999       1998       1997       1999       1998       1997
                                        --------   --------   --------   --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $  1,317         38         27       --         --         --
  Mortality and expense charges
    (note 3) .........................       (74)       (32)       (22)       (84)       (34)       (32)
                                        --------   --------   --------   --------   --------   --------
    Net investment activity ..........     1,243          6          5        (84)       (34)       (32)
                                        --------   --------   --------   --------   --------   --------

  Proceeds from mutual fund
    shares sold ......................     5,353      2,639      1,320      7,287      1,443      2,248
  Cost of mutual funds sold ..........    (6,720)    (2,554)      (957)    (7,607)    (1,592)    (2,132)
                                        --------   --------   --------   --------   --------   --------
    Realized gain (loss) on
      investments ....................    (1,367)        85        363       (320)      (149)       116
  Change in unrealized gain (loss)
    on investments ...................     1,537     (1,972)       620      1,811      3,253      3,022
                                        --------   --------   --------   --------   --------   --------
    Net gain (loss) on investments ...       170     (1,887)       983      1,491      3,104      3,138
                                        --------   --------   --------   --------   --------   --------
  Reinvested capital gains ...........      --          378         55       --         --         --
                                        --------   --------   --------   --------   --------   --------
      Net change in contract
        owners' equity resulting
        from operations ..............     1,413     (1,503)     1,043      1,407      3,070      3,106
                                        --------   --------   --------   --------   --------   --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,967     13,719     14,611      4,084      1,799      4,050
  Transfers between funds ............    (5,001)      --         --         --         --         --
  Surrenders .........................      --       (2,229)       (26)      --         --       (1,323)
  Death benefits (note 4) ............      --         --         --         --         --         --
  Policy loans (net of repayments)
    (note 5) .........................      (292)       (89)    (1,173)    (7,088)      --         (102)
  Deductions for surrender charges
    (note 2d) ........................      --         (298)        (7)      --         --         (338)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........      (612)      --          (10)      (893)      --         --
                                        --------   --------   --------   --------   --------   --------
      Net equity transactions ........    (3,938)    11,103     13,395     (3,897)     1,799      2,287
                                        --------   --------   --------   --------   --------   --------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................    (2,525)     9,600     14,438     (2,490)     4,869      5,393
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    20,855     20,959      4,604     26,587     24,083     19,473
                                        --------   --------   --------   --------   --------   --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................  $ 18,330     30,559     19,042     24,097     28,952     24,866
                                        ========   ========   ========   ========   ========   ========

                                                  WPPVENCAP
                                        -----------------------------
                                          1999       1998      1997
                                        --------   --------  --------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............      --         --        --
  Mortality and expense charges
    (note 3) .........................        (4)      --        --
                                        --------   --------  --------
    Net investment activity ..........        (4)      --        --
                                        --------   --------  --------


  Proceeds from mutual fund
    shares sold ......................         1       --        --
  Cost of mutual funds sold ..........        (1)      --        --
                                        --------   --------  --------
    Realized gain (loss) on
      investments ....................      --         --        --
  Change in unrealized gain (loss)
    on investments ...................       127        156      --
                                        --------   --------  --------
    Net gain (loss) on investments ...       127        156      --
                                        --------   --------  --------
  Reinvested capital gains ...........      --         --        --
                                        --------   --------  --------
      Net change in contract
        owners' equity resulting
        from operations ..............       123        156      --
                                        --------   --------  --------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................        56        875      --
  Transfers between funds ............      --         --        --
  Surrenders .........................      --         --        --
  Death benefits (note 4) ............      --         --        --
  Policy loans (net of repayments)
    (note 5) .........................      --         --        --
  Deductions for surrender charges
    (note 2d) ........................      --         --        --
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........       (18)      --        --
                                        --------   --------  --------
      Net equity transactions ........        38        875      --
                                        --------   --------  --------


NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       161      1,031      --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................       978       --        --
                                        --------   --------  --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................     1,139      1,031      --
                                        ========   ========  ========

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)

                                                   WPSMCOGR
                                        ------------------------------
                                          1999       1998       1997
                                        --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $   --         --         --
  Mortality and expense charges
    (note 3) .........................      (104)       (79)      (101)
                                        --------   --------   --------
    Net investment activity ..........      (104)       (79)      (101)
                                        --------   --------   --------

  Proceeds from mutual fund
    shares sold ......................    16,866     16,915     11,072
  Cost of mutual funds sold ..........   (15,533)   (12,161)    (8,717)
                                        --------   --------   --------
    Realized gain (loss) on
      investments ....................     1,333      4,754      2,355
  Change in unrealized gain (loss)
    on investments ...................      (522)    (2,291)      (744)
                                        --------   --------   --------
    Net gain (loss) on investments ...       811      2,463      1,611
                                        --------   --------   --------
  Reinvested capital gains ...........      --         --         --
                                        --------   --------   --------
      Net change in contract
        owners' equity resulting
        from operations ..............       707      2,384      1,510
                                        --------   --------   --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,607    (15,177)     2,282
  Transfers between funds ............   (12,646)      --         --
  Surrenders .........................      --         --       (5,651)
  Death benefits (note 4) ............      --         --         --
  Policy loans (net of repayments)
    (note 5) .........................    (3,254)       (53)     3,185
  Deductions for surrender charges
    (note 2d) ........................      --         --       (1,446)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ........    (1,140)        (1)      (173)
                                        --------   --------   --------
      Net equity transactions ........   (15,433)   (15,231)    (1,803)
                                        --------   --------   --------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................   (14,726)   (12,847)      (293)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    39,373     54,327     53,633
                                        --------   --------   --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................  $ 24,647     41,480     53,340
                                        ========   ========   ========


See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                          NOTES TO FINANCIAL STATEMENTS
                          JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLISeparate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (Depositor) transferred to the Account 50,000 shares of American Century VP - American Century VP Advantage, for which it was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

         The Company offers Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts with a front-end sales load, a surrender charge and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following funds:

         Portfolios of the American Century Variable Portfolios, Inc. (American
            Century VP);
            American Century VP - American Century VP Advantage (ACVPAdv) American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
            American Century VP - American Century VP Income & Growth
            (ACVPIncGr)
            American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)

         The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

         Dreyfus Stock Index Fund (DryStkIx)

         Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
            Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp) Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

         Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity
         VIP);
            Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
            Fidelity VIP - Growth Portfolio (FidVIPGr)
            Fidelity VIP - High Income Portfolio (FidVIPHI)
            Fidelity VIP - Overseas Portfolio (FidVIPOv)

         Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
            Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
            Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

         Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
            Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

         Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
            Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

         Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
            Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
            Nationwide SAT - Money Market Fund (NSATMyMkt)
            Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
            Nationwide SAT - Small Company Fund (NSATSmCo)
            Nationwide SAT - Total Return Fund (NSATTotRe)

         Portfolios of the Neuberger & Berman Advisers Management Trust
            (Neuberger & Berman AMT);
            Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
            Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
            Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
            Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

         Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
            Oppenheimer VAF - Bond Fund (OppBdFd)
            Oppenheimer VAF - Global Securities Fund (OppGlSec)
            Oppenheimer VAF - Growth Fund (OppGro)
            Oppenheimer VAF - Multiple Strategies Fund (OppMult)

         Strong Opportunity Fund II, Inc. (StOpp2) (formerly Strong Special Fund II, Inc.)

         Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
            Strong VIF - Strong Discovery Fund II (StDisc2)
            Strong VIF - Strong International Stock Fund II (StIntStk2)

         Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
            Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
            Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
              (formerly Van Eck WIT - Gold and Natural Resources Fund)

         Portfolio of the Van Kampen Life Investment Trust (Van Kampen LIT);
            Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

         Portfolios of the Warburg Pincus Trust;
            Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At June 30, 1999, contract owners have invested in all of the above funds except for Nationwide SAT - Small Cap Value Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1997 amounts have been reclassified to conform with the current period presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year.

         No surrender charge is assessed on any contract surrendered after the ninth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     The Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th, this charge is reduced to 0.50% on an annual basis provided that the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the unit value calculation.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. The contract is charged 6% on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  COMPONENTS OF CONTRACT OWNERS' EQUITY
     The following is a summary of contract owners' equity at June 30, 1999.

                                                                                                        PERIOD
     Contract owners' equity represented by:                  UNITS      UNIT VALUE                     RETURN*
                                                            --------     ----------                   ----------

     American Century VP -
      American Century VP Advantage ....................      24,599      $ 19.111682 $    470,128        3%

     American Century VP -
      American Century VP Balanced .....................         964        20.037687       19,316        4%

     American Century VP -
      American Century VP Capital Appreciation .........       3,528        16.507627       58,239       16%

     American Century VP -
      American Century VP Income Growth ................       1,313        11.875525       15,593        9%

     American Century VP -
      American Century VP International ................       1,444        17.628910       25,456        7%

     American Century VP -
      American Century VP Value ........................         543        14.867552        8,073       13%

     The Dreyfus Socially Responsible
      Growth Fund, Inc. ................................       3,336        31.815264      106,136       12%

     Dreyfus Stock Index Fund ..........................      16,987        31.377050      533,002       12%

     Dreyfus VIF - Capital Appreciation Portfolio ......      16,953        14.132362      239,586        7%

     Dreyfus VIF - Growth and Income Portfolio .........         659        14.132230        9,313       11%

     Fidelity VIP - Equity-Income Portfolio ............      10,645        39.787906      423,542       12%

     Fidelity VIP - Growth Portfolio ...................      17,833        46.724607      833,240       14%

     Fidelity VIP - High Income Portfolio ..............       1,748        28.102779       49,124        8%

     Fidelity VIP - Overseas Portfolio .................       1,079        20.427325       22,041        8%

     Fidelity VIP-II - Asset Manager Portfolio .........       4,064        26.023875      105,761        5%

     Fidelity VIP-II - Contrafund Portfolio ............      25,663        23.503049      603,159       11%

     Fidelity VIP-III - Growth Opportunities Portfolio .         839        14.367127       12,054        6%

     Morgan Stanley -
      Emerging Markets Debt Portfolio ..................          75         7.860506          590       13%

     Nationwide SAT - Capital Appreciation Fund ........     252,606        35.307745    8,918,948       11%

     Nationwide SAT - Government Bond Fund .............     104,364        17.618074    1,838,693       (3)%

     Nationwide SAT - Money Market Fund ................       5,694        13.571142       77,274        2%

     Nationwide SAT - Small Company Fund ...............       1,880        17.400870       32,714        7%

     Nationwide SAT - Total Return Fund ................     561,928        36.480415   20,499,367       10%

     Neuberger & Berman AMT -
      Balanced Portfolio ...............................      70,555        20.145573    1,421,371        2%

     Neuberger & Berman AMT -
      Growth Portfolio .................................       2,239        26.010144       58,237        3%

     Neuberger & Berman AMT -
      Guardian Portfolio ...............................         113        10.877878        1,229       17%

     Neuberger & Berman AMT -
      Limited Maturity Bond Portfolio ..................         249        14.850110        3,698        0%

     Neuberger & Berman AMT -
      Partners Portfolio ...............................       5,540        26.530639      146,980       13%

     Oppenheimer VAF - Bond Fund .......................         644        17.727061       11,416       (2)%

     Oppenheimer VAF - Global Securities Fund ..........       3,243        21.017527       68,160       13%

     Oppenheimer VAF - Growth Fund .....................       1,580        14.833265       23,437       15%

     Oppenheimer VAF - Multiple Strategies Fund ........         412        24.520578       10,102        8%

     Strong Opportunity Fund II, Inc. ..................       4,412        36.059910      159,096       19%

     Strong VIF - Strong Discovery Fund II .............       1,254        18.289393       22,935       (6)%

     Strong VIF - Strong International Stock Fund II ...         774        10.066830        7,792       11%

     Van Eck WIT - Worldwide Bond Fund .................         118        14.178734        1,673       (7)%

     Van Eck WIT -
      Worldwide Emerging Markets Fund ..................       1,023         8.394502        8,588       45%

     Van Eck WIT - Worldwide Hard Assets Fund ..........         372        14.384048        5,351       18%

     Van Kampen LIT - Morgan Stanley
      Real Estate Securities Portfolio .................       1,067        17.178756       18,330        8%

     Warburg Pincus Trust -
      International Equity Portfolio ...................       1,915        12.583549       24,097        6%

     Warburg Pincus Trust -
      Post Venture Capital Portfolio ...................          84        13.559677        1,139       12%

     Warburg Pincus Trust -
      Small Company Growth Portfolio ...................       1,489        16.552974       24,647        6%
                                                             =======    =============  -----------

                                                                                       $36,919,627
                                                                                       ===========




 *The period return does not include contract charges satisfied by surrendering units.

--------------------------------------------------------------------------------
                                       26

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                                       27

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


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                                                                 U.S. Postage
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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company